Financial Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Expense
Fair value adjustment	€ 2,721
Recoverable cash advances, Accretion of interest	925	€ 882	€ 772
Interest and bank charges	139	296	151
Interest on lease liabilities	98	90	47
Exchange differences	437	448	20
Other		356
Total Financial expense	€ 4,320	€ 2,072	€ 990